Convertible notes receivable (Details) $ / shares in Units, $ in Millions	1 Months Ended		9 Months Ended
	Sep. 30, 2019 CAD ($)	Sep. 30, 2019 USD ($) $ / shares	Sep. 30, 2022 USD ($)	Dec. 31, 2021 USD ($)
Disclosure Of Convertible Notes Receivable Explanatory Abstract
Secured convertible notes		$ 410,000
Convertible note issue price (in Dollars per share) | $ / shares		$ 975
Face value		$ 1,000
Payments to convertible notes	$ 0.5	$ 399,750
Convertible notes interest rate		7.50%
Convertible notes conversion price (in Dollars per share) | $ / shares		$ 1
Convertible notes receivable			$ 600,000	$ 600,000
Risk-free rate			3.04%
Expected remaining life			1 year
Volatility			52.00%